OTHER RECEIVABLES AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prepaid expenses	$ 1,890	$ 2,113
Other	969	179
Prepaid Expense and Other Assets	3,673	2,843
Other receivables and prepaid expenses - Short term	3,398	2,610
Other receivables and prepaid expenses - Long term	275	233
Prepaid Expense And Other Assets	3,673	2,843
Government [Member]
Other	616	426
Employee [Member]
Other	$ 198	$ 125